PROMISSORY NOTES RECEIVABLE	6 Months Ended	12 Months Ended
	Dec. 31, 2017	Jun. 30, 2017
Receivables [Abstract]
PROMISSORY NOTES RECEIVABLE

NOTE 3 – PROMISSORY NOTES RECEIVABLE

On June 7, 2017, the Company received a 2.5% promissory note in exchange for lending $200,000 to a third party. The principal of $200,000 is due to the Company forty-five (45) days from receipt of the funds.

On June 12, 2017, the Company received a 2.5% promissory note in exchange for lending $200,000 to a third party. The principal of $200,000 is due to the Company forty-five (45) days from receipt of the funds.

The proceeds from the two Promissory Notes Receivable were utilized in order to provide a Bridge Loan to a third party in connection with the productions of the certain motion pictures.

During the six months and three months ended December 31, 2017, a total amount of $4,841 was recorded as interest income.

The Company received full payments for the two Promissory Notes Receivable and $10,000 of interest income related to the two Promissory Notes Receivable during the six months ended December 31, 2017.

On December 14, 2017, the Company entered into a promissory note agreement for $450,000, for the borrower to utilize the funds for production costs of a motion picture with a non-related party. As of December 31, 2017, the Company had provided the borrower with $350,000. Per the terms of the promissory note, the security for the promissory note is the tax credits and tax credit proceeds of the motion picture. The promissory note is non-interest bearing, and no terms of repayment. The Company expects to collect the full balance by August 2018.

NOTE 3 – PROMISSORY NOTES RECEIVABLE

On June 7, 2017, the Company received a 2.5% promissory note in exchange for lending $200,000 to a third party. The principal of $200,000 is due to the Company forty-five (45) days from receipt of the funds.

On June 12, 2017, the Company received a 2.5% promissory note in exchange for lending $200,000 to a third party. The principal of $200,000 is due to the Company forty-five (45) days from receipt of the funds.

As of June 30, 2017, an amount of $5,159 has been recorded as interest receivable.

The proceeds from the two Promissory Notes Receivable were utilized in order to provide a Bridge Loan to a third party in connection with the productions of the certain motion pictures. The Company received the payments from the two Promissory Notes Receivable subsequent to June 30, 2017. The Company has recorded $5,159 of interest income related to the two Promissory Notes Receivable for the year ended June 30, 2017.